Financial instruments and related disclosures (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of External Credit Exposure

2019	AAA/Aaa £m	AA/Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	—	538	1,906	605	23	3,072
US Treasury and Treasury repo only money market funds	102	—	—	—	—	102
Liquidity funds	2,040	—	—	—	—	2,040
Government securities	—	78	—	1	—	79
3rd party financial derivatives	—	35	225	10	—	270

Total	2,142	651	2,131	616	23	5,563

2018	AAA/ Aaa £m	AA/ Aa £m	A/A £m	BBB/Baa £m	BB+/Ba1 and below /unrated £m	Total £m
Bank balances and deposits	—	662	1,275	381	20	2,338
US Treasury and Treasury repo only money market funds	449	—	—	—	—	449
Liquidity funds	1,572	—	—	—	—	1,572
Government securities	—	83	—	1	—	84
3rd party financial derivatives	—	19	127	4	—	150

Total	2,021	764	1,402	386	20	4,593

Summary of Financial Assets and Liabilities

	2019			2018
	Notes	Carrying value £m	Fair value £m	Carrying value £m	Fair value £m
Financial assets measured at amortised cost:
Other non-current assets	•	76	76	49	49
Trade and other receivables	•	4,533	4,533	3,761	3,761
Liquid investments		79	79	84	84
Cash and cash equivalents		3,072	3,072	2,338	2,338
Other items in Assets held for sale	•	22	22	47	47
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	•	1,781	1,781	1,250	1,250
Trade and other receivables	•	1,665	1,665	1,687	1,687
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	•	56	56	72	72
Other non-current assets	•	787	787	716	716
Trade and other receivables	•	44	44	120	120
Held for trading derivatives that are not in a designated and effective hedging relationship	•	357	357	188	188
Cash and cash equivalents	•	2,142	2,142	2,021	2,021
Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	•	167	167	69	69

Total financial assets		14,781	14,781	12,402	12,402

Financial liabilities measured at amortised cost:
Borrowings excluding obligations under lease liabilities:
– bonds in a designated hedging relationship	•	(8,636)	(9,085)	(8,213)	(8,279)
– other bonds		(15,582)	(19,048)	(13,307)	(15,475)
– bank loans and overdrafts		(416)	(416)	(290)	(290)
– commercial paper		(3,586)	(3,586)	(630)	(630)
– other borrowings		(1,038)	(1,038)	(3,556)	(3,556)

Total borrowings excluding lease liabilities	•	(29,258)	(33,173)	(25,996)	(28,230)
Lease liabilities		(1,250)	(1,250)	(68)	(68)

Total borrowings		(30,508)	(34,423)	(26,064)	(28,298)
Trade and other payables	•	(14,177)	(14,177)	(13,338)	(13,338)
Other provisions	•	(94)	(94)	(58)	(58)
Other non-current liabilities	•	(84)	(84)	(149)	(149)
Other items in Assets held for sale	•	(126)	(126)	(167)	(167)
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	•	(5,479)	(5,479)	(6,286)	(6,286)
Held for trading derivatives that are not in a designated and effective hedging relationship	•	(141)	(141)	(23)	(23)
Derivatives designated and effective as hedging instruments (fair value movements through Other comprehensive income)	•	(48)	(48)	(105)	(105)

Total financial liabilities		(50,657)	(54,572)	(46,190)	(48,424)

Net financial assets and financial liabilities		(35,876)	(39,791)	(33,788)	(36,022)

Summary of Fair Value of Financial Instruments

At 31 December 2019	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets measured at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	1,128	—	653	1,781
Trade and other receivables	—	1,665	—	1,665
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	—	—	56	56
Other non-current assets	—	743	44	787
Trade and other receivables	—	44	—	44
Held for trading derivatives that are not in a designated and effective hedging relationship	—	353	4	357
Cash and cash equivalents	2,142	—	—	2,142
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	167	—	167

	3,270	2,972	757	6,999

Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	—	—	(5,479)	(5,479)
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(141)	—	(141)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	(48)	—	(48)

	—	(189)	(5,479)	(5,668)

At 31 December 2018	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Financial assets at fair value
Financial assets at fair value through other comprehensive income (FVTOCI):
Other investments designated at FVTOCI	656	—	594	1,250
Trade and other receivables	—	1,687	—	1,687
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Other investments	—	—	72	72
Other non-current assets	—	675	41	716
Trade and other receivables	—	79	41	120
Held for trading derivatives that are not in a designated and effective hedging relationship	—	182	6	188
Cash and cash equivalents	2,021	—	—	2,021
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	69	—	69

	2,677	2,692	754	6,123

Financial liabilities at fair value
Financial liabilities mandatorily measured at fair value through profit or loss (FVTPL):
Contingent consideration liabilities	—	—	(6,286)	(6,286)
Held for trading derivatives that are not in a designated and effective hedging relationship	—	(23)	—	(23)
Derivatives designated and effective as hedging instruments (fair value movements through OCI)	—	(105)	—	(105)

	—	(128)	(6,286)	(6,414)

Summary of Financial and Non Financial Assets

	2019						2018
	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	At FVTOCI £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other receivables (Note 25)	44	1,665	4,533	6,242	960	7,202	120	1,687	3,761	5,568	855	6,423
Other non-current assets (Note 23)	787	—	76	863	157	1,020	716	—	49	765	811	1,576
Other items in Assets held for sale (Note 27)	—	—	22	22	69	91	—	—	47	47	37	84

	831	1,665	4,631	7,127	1,186	8,313	836	1,687	3,857	6,380	1,703	8,083

Reconciliation of Financial Instruments Within Trade and Other Payables, Other Provisions, Other Non-current Liabilities and Contingent Consideration Liabilities

	2019					2018
	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m	At FVTPL £m	Amortised cost £m	Financial instruments £m	Non- financial instruments £m	Total £m
Trade and other payables (Note 28)	—	(14,177)	(14,177)	(762)	(14,939)	—	(13,338)	(13,338)	(699)	(14,037)
Other provisions (Note 31)	—	(94)	(94)	(1,197)	(1,291)	—	(58)	(58)	(1,365)	(1,423)
Other non-current liabilities (Note 33)	—	(84)	(84)	(760)	(844)	—	(149)	(149)	(789)	(938)
Contingent consideration liabilities (Note 32)	(5,479)	—	(5,479)	—	(5,479)	(6,286)	—	(6,286)	—	(6,286)
Other items in Assets held for sale (Note 27)	—	(126)	(126)	(87)	(213)	—	(167)	(167)	(53)	(220)

	(5,479)	(14,481)	(19,960)	(2,806)	(22,766)	(6,286)	(13,712)	(19,998)	(2,906)	(22,904)

Summary of Fair Values of Derivatives Held

	2019 Fair value		2018 Fair value
	Assets £m	Liabilities £m	Assets £m	Liabilities £m
Non-current
Cash flow hedges – Interest rate swap contracts (principal amount – £850 million (2018 – £1,267 million))	1	—	—	(1)
Net investment hedges – Cross currency swaps (principal amount – £1,514 million (2018 – £1,575 million))	98	—	64	—

Current
Cash flow hedges – Interest rate swap contracts (principal amount – £637 million (2018 – £nil))	—	(1)	—	—
Cash flow hedges – Foreign exchange contracts (principal amount – £1,746 million (2018 – £1,809 million))	24	(17)	1	(56)
Net investment hedges – Foreign exchange contracts (principal amount – £9,376 million (2018 – £7,316 million))	44	(30)	4	(48)

Derivatives designated and effective as hedging instruments	167	(48)	69	(105)

Non-current
Embedded and other derivatives	4	(1)	4	—

Current
Foreign exchange contracts (principal amount – £18,856 million (2018 – £18,537 million))	103	(140)	82	(23)
Embedded and other derivatives	250	—	102	—

Derivatives classified as held for trading	357	(141)	188	(23)

Total derivative instruments	524	(189)	257	(128)

Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2019
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows	(7)	—	Finance income/ (expense	)	—	(2)	Finance income/ (expense	)
Pre-hedging of long-term interest rates	12	—	Finance income/ (expense	)	—	3	Finance income/ (expense	)

Net investment hedges
Net investment in foreign operations	86	15	Finance income/ (expense	)	—	—	Finance income/ (expense	)

	2018
				Amount reclassified to profit or loss
	Hedging gains/ (losses) recognised in reserves £m	Amount of hedge ineffectiveness recognised in profit or loss £m	Line item in profit or loss in which hedge ineffectiveness is included	Hedged future cash flows no longer expected to occur £m	As hedged item affects profit or loss £m	Line item in which reclassification adjustment is included
Cash flow hedges
Variability in cash flows	(3)	—	Finance income/ (expense)	—	(2)	Finance income/ (expense)
Pre-hedging of long-term interest rates	15	—	Finance income/ (expense)	—	3	Finance income/ (expense)

Net investment hedges
Net investment in foreign operations	(34)	1	Finance income/ (expense)	—	—	Finance income/ (expense)

Summary of Offsetting of Financial Assets and Liabilities

	Gross financial assets/ (liabilities)	Financial (liabilities)/ assets offset	Net financial assets/ (liabilities)	Related amounts not offset	Net amount
At 31 December 2019	£m	£m	£m	£m	£m
Financial assets
Trade and other receivables	6,246	(4)	6,242	(62)	6,180
Derivative financial instruments	524	—	524	(131)	393

Financial liabilities
Trade and other payables	(14,181)	4	(14,177)	62	(14,115)
Derivative financial instruments	(189)	—	(189)	131	(58)

At 31 December 2018	Gross financial assets/ (liabilities) £m	Financial (liabilities)/ assets offset £m	Net financial assets/ (liabilities) £m	Related amounts not offset £m	Net balance £m
Financial assets
Trade and other receivables	5,568	—	5,568	(37)	5,531
Derivative financial instruments	257	—	257	(62)	195

Financial liabilities
Trade and other payables	(13,338)	—	(13,338)	37	(13,301)
Derivative financial instruments	(128)	—	(128)	62	(66)

Summary of Debt Interest Rate Repricing
The following table sets out the exposure of the Group to interest rates on debt, including commercial paper. The maturity analysis of fixed rate debt is stated by contractual maturity and of floating rate debt by interest rate repricing dates. For the purpose of this table, debt is defined as all classes of borrowings other than lease liabilities.

	2019	2018
	Total debt £m	Total £m
Floating and fixed rate debt less than one year	(6,678)	(5,769)
Between one and two years	(3,235)	(1,757)
Between two and three years	(2,643)	(1,570)
Between three and four years	(2,308)	(1,568)
Between four and five years	(1,595)	(2,010)
Between five and ten years	(5,905)	(5,833)
Greater than ten years	(6,894)	(7,489)

Total	(29,258)	(25,996)

Original issuance profile:
Fixed rate interest	(21,763)	(20,322)
Floating rate interest	(7,495)	(5,635)

Total interest bearing	(29,258)	(25,957)

Non-interest bearing	—	(39)
	(29,258)	(25,996)

Summary of Anticipated Contractual Cash Flows Including Interest Payable for the Non-Derivative Financial Liabilities on Undiscounted Basis

At 31 December 2019	Debt £m	Interest on debt £m	Lease liabilities £m	Finance charge on lease liabilities £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(6,678)	(780)	(240)	(41)	(14,952)	(22,691)
Between one and two years	(3,232)	(742)	(227)	(36)	(912)	(5,149)
Between two and three years	(2,651)	(667)	(119)	(30)	(806)	(4,273)
Between three and four years	(2,318)	(600)	(105)	(23)	(835)	(3,881)
Between four and five years	(1,607)	(559)	(93)	(19)	(799)	(3,077)
Between five and ten years	(5,946)	(2,276)	(296)	(52)	(3,131)	(11,701)
Greater than ten years	(6,976)	(3,328)	(170)	(22)	(984)	(11,480)

Gross contractual cash flows	(29,408)	(8,952)	(1,250)	(223)	(22,419)	(62,252)

Contractual cash flows in respect of operating lease vacant space provisions are excluded from the table below as they are included in the Commitments under non-cancellable
operating leases table in Note 35, ‘Commitments’ for the year ended
31 December 2018.

At 31 December 2018	Debt £m	Interest on debt £m	Obligations under finance leases £m	Finance charge on obligations under finance leases £m	Trade payables and other liabilities not in net debt £m	Total £m
Due in less than one year	(5,771)	(714)	(24)	(5)	(14,278)	(20,792)
Between one and two years	(1,775)	(708)	(18)	(2)	(1,107)	(3,610)
Between two and three years	(1,592)	(675)	(11)	(2)	(902)	(3,182)
Between three and four years	(1,592)	(620)	(6)	(1)	(851)	(3,070)
Between four and five years	(1,970)	(567)	(3)	(1)	(826)	(3,367)
Between five and ten years	(5,875)	(2,370)	(6)	(5)	(3,748)	(12,004)
Greater than ten years	(7,579)	(3,764)	—	—	(1,468)	(12,811)

Gross contractual cash flows	(26,154)	(9,418)	(68)	(16)	(23,180)	(58,836)

Summary of Anticipated Contractual Cash Flows for Derivative Instruments, Excluding Embedded Derivatives and Equity Options, Using Undiscounted Cash Flows
Cash flows on interest rate swaps are not shown in the table below as they are not significant.

	2019				2018
	Gross cash inflows		Gross cash ouflows		Gross cash inflows		Gross cash outflows
	Cross currency interest rate swaps	Foreign exchange forward contracts and swaps	Cross currency interest rate swaps	Foreign exchange forward contracts and swaps	Cross currency interest rate swaps	Foreign exchange forward contracts and swaps	Cross currency interest rate swaps	Foreign exchange forward contracts and swaps
	£m	£m	£m	£m	£m	£m	£m	£m
Due in less than one year	33	33,273	(2)	(33,290)	49	26,680	(3)	(26,802)
Between one and two years	1,529	—	(1,430)	—	48	—	(2)	—
Between two and three years	—	—	—	—	1,599	—	(1,515)	—

Gross contractual cash flows	1,562	33,273	(1,432)	(33,290)	1,696	26,680	(1,520)	(26,802)

Interest rate risk [member]
Statement [LineItems]
Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss
The following table details the effectiveness of the hedging relationships and the amounts reclassified from the hedging reserve to profit or loss:

	2019
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves	Amount of hedge ineffectiveness recognised in profit or loss	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur	As hedged item affects profit or loss	Line item in which reclassification adjustment is included
	£m	£m			£m	£m
Cash flow hedges
Variability in cash flows	(7)	—	Finance income/ (expense	)	—	(2)	Finance income/ (expense	)
Pre-hedging of long-term interest rates	(12)	—	Finance income/ (expense	)	—	3	Finance income/ (expense	)

	2018
					Amount reclassified to profit or loss
	Hedging gains/(losses) recognised in reserves	Amount of hedge ineffectiveness recognised in profit or loss	Line item in profit or loss in which hedge ineffectiveness is included		Hedged future cash flows no longer expected to occur	As hedged item affects profit or loss	Line item in which reclassification adjustment is included
	£m	£m			£m	£m
Cash flow hedges
Variability in cash flows	(3)	—	Finance income/ (expense	)	—	(2)	Finance income/ (expense	)
Pre-hedging of long-term interest rates	15	—	Finance income/ (expense	)	—	3	Finance income/ (expense	)

Sensitivity Analysis for Each Type of Market Risk
The table below hypothetically shows the Group’s sensitivity to changes in interest rates in relation to Sterling, US Dollar and Euro floating rate financial assets and liabilities. If the interest rates applicable to floating rate financial assets and liabilities were to have increased by 1% (100 basis points), and assuming other variables had remained constant, it is estimated that the Group’s finance income for 2019 would have decreased by approximately £9 million (2018 – £13 million decrease). A 1% (100 basis points) movement in interest rates is not deemed to have a material effect on equity.

	2019	2018
Income statement impact of interest rate movements	Increase/(decrease) in income £m	Increase/(decrease) in income £m
1% (100 basis points) increase in Sterling interest rates	14	(2)
1% (100 basis points) increase in US Dollar interest rates	(4)	1
1% (100 basis points) increase in Euro interest rates	(19)	(12)

Currency risk [member]
Statement [LineItems]
Sensitivity Analysis for Each Type of Market Risk

	2019	2018
Income statement impact of non-functional currency foreign exchange exposures	Increase/ (decrease) in income £m	Increase/ (decrease) in income £m
10 cent appreciation of the US Dollar	3	36
10 cent appreciation of the Euro	(29)	(7)
10 yen appreciation of the Yen	—	15

	2019	2018
Income statement impact of non-functional currency foreign exchange exposures	Increase/ (decrease) in income £m	Increase/ (decrease) in income £m
10 cent depreciation of the US Dollar	(3)	(30)
10 cent depreciation of the Euro	25	6
10 yen depreciation of the Yen	—	(13)

Level 3 [member]
Statement [LineItems]
Summary of Fair Value of Financial Instruments
Movements in the year for financial instruments measured using Level 3 valuation methods are presented below:

	2019 £m	2018 £m
At 1 January	(5,532)	(5,657)
Net losses recognised in the income statement	(103)	(1,229)
Net gains recognised in other comprehensive income	31	146
Settlement of contingent consideration liabilities	893	1,137
Settlement of contingent consideration receivables	(42)	(42)
Additions	241	381
Disposals and settlements	(33)	(27)
Transfers from Level 3	(174)	(241)
Other movements	(3)	—

At 31 December	(4,722)	(5,532)

Interest rate swap contract [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items
The following tables provide information regarding interest rate swap contracts outstanding and the related hedged items at 31 December 2019 and 31 December 2018. Interest rate swap contract assets and liabilities are presented in the line ‘Derivative financial instruments’ (either as assets or liabilities) on the Consolidated balance sheet.

	2019
	Average contracted fixed rate	Notional principal value	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Hedging instruments	%	£m	£m	£m
Less than 1 year	0.11	637	—	(1)
1 to 2 years	0.13	1,418	(6)	33

	2019
	Change in value used for calculating hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Hedged items	£m	£m
Variable rate borrowings	6	4

	2018
	Average contracted fixed rate	Notional principal value	Change in fair value for recognising hedge ineffectiveness	Fair value assets/ (liabilities)
Hedging instruments	%	£m	£m	£m
1 to 2 years	0.11	676	—	(1)
2 to 5 years	0.16	591	—	23

	2018
	Change in value used for calculating hedge ineffectiveness	Balance in cash flow hedge reserve for continuing hedges
Hedged items	£m	£m
Variable rate borrowings	3	(3)

Foreign Exchange Forward Contracts and Swaps [member]
Statement [LineItems]
Summary of Detailed Information of Foreign Exchange Forward Contracts, Swaps Outstanding and Related Hedged Items

	2019
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
3 to 6 months	1.14	EUR	47	(1)
Over 6 months	1.15	EUR	23	—
Sell foreign currency:
Less than 3 months	93.85	INR/GBP	999	5
	52.82	INR/SGD	677	3

			1,746	7

	2019
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m
Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.18	EUR	8,250	2
	1.77	SGD	471	3
	92.23	INR	239	6
	142.26	JPY	416	3
Borrowings (including cross currency interest rate swaps):
3 to 6 months	—	EUR	638	(638)
Over 6 months	—	EUR	7,914	(7,998)

			17,928	(8,622)

	2019
	Periodic change in value for calculating hedge ineffectiveness	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges
Hedged items	£m	£m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	(7)	(42)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	1
Net investment hedges
Net investment in foreign operations	(987)	(1,080)

	2018
Hedging instruments	Average exchange rate	Foreign currency	Notional value £m	Carrying value £m
Cash flow hedges
Foreign exchange contracts
Buy foreign currency:
3 to 6 months	1.13	EUR	26	1
Sell foreign currency:
Over 6 months	96.40	Indian Rupee	1,783	(56)

			1,809	(55)

Net investment hedges
Foreign exchange contracts
Sell foreign currency:
Less than 3 months	1.11	EUR	6,933	(40)
Over 6 months	1.11	EUR	383	(4)
Borrowings (including cross currency interest rate swaps):
Over 6 months	—	EUR	8,155	(8,213)

			15,471	(8,257)

	2018
	Periodic change in value for calculating hedge ineffectiveness	Cumulative balance in cash flow hedge reserve/foreign currency translation reserve for continuing hedges
Hedged items	£m	£m
Cash flow hedges
Variability in cash flows from a highly probable forecast transaction	56	(49)
Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued	(1)	1
Net investment hedges
Net investment in European foreign operations	286	(2,067)